STOCKHOLDERS' EQUITY (DEFICIT) (Preferred Stock) (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012
STOCKHOLDERS' EQUITY (DEFICIT) [Abstract]
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, par value per share	$ 0.001	$ 0.001